United Bankshares, Inc. (Parent Company Only) Financial Information	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
United Bankshares, Inc. (Parent CompanyOnly) Financial Information
NOTE T—UNITED BANKSHARES, INC. (PARENT COMPANY ONLY) FINANCIAL INFORMATION
Condensed Balance Sheets

	December 31
(In thousands)	2023	2022
Assets
Cash and due from banks	$238,256	$253,411
Securities available for sale	5,846	6,184
Securities held to maturity	20	20
Equity securities	3,735	2,490
Other investment securities	20,704	19,179
Investment in subsidiaries:
Bank subsidiaries	4,818,320	4,575,098
Nonbank subsidiaries	54,556	43,349
Goodwill	(16,715)	(16,715)
Other assets	28,315	24,993

Total Assets	$5,153,037	$4,908,009

Liabilities and Shareholders’ Equity
Subordinated notes	$0	$9,892
Junior subordinated debentures of subsidiary trusts	278,617	276,989
Accrued expenses and other liabilities	103,180	104,935
Shareholders’ equity (including other accumulated comprehensive losses of $259,681 and $332,732 at December 31, 2023 and 2022, respectively)	4,771,240	4,516,193

Total Liabilities and Shareholders’ Equity	$5,153,037	$4,908,009

Condensed Statements of Income

	Year Ended December 31
(In thousands)	2023	2022	2021
Income
Dividends from banking subsidiaries	$217,000	$272,500	$287,500
Net interest income	970	446	335
Management fees:
Bank subsidiaries	43,852	35,931	39,678
Nonbank subsidiaries	27	27	27
Other income	2,167	3,053	3,418

Total Income	264,016	311,957	330,958

Expenses
Operating expenses	67,968	50,242	47,273

Condensed Statements of Income

	Year Ended December 31
(In thousands)	2023	2022	2021
Income Before Income Taxes and Equity in Undistributed Net Income of Subsidiaries	196,048	261,715	283,685
Applicable income tax benefit	(4,521)	(2,196)	(779)

Income Before Equity in Undistributed Net Income of Subsidiaries	200,569	263,911	284,464
Equity in undistributed net income of subsidiaries:
Bank subsidiaries	170,997	117,594	83,507
Nonbank subsidiaries	(5,253)	(1,878)	(233)

Net Income	$366,313	$379,627	$367,738

Condensed Statements of Cash Flows

	Year Ended December 31
(In thousands)	2023	2022	2021
Operating Activities
Net income	$366,313	$379,627	$367,738
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiaries	(165,744)	(115,716)	(83,274)
Amortization of net periodic pension costs	204	220	203
Stock-based compensation	12,463	9,881	8,018
Excess tax benefits from stock-based compensation arrangements	128	1,040	303
Net change in other assets and liabilities	(5,420)	(6,118)	2,519

Net Cash Provided by Operating Activities	207,944	268,934	295,507

Investing Activities
Net proceeds from (purchases) sales of debt securities	338	(426)	1,449
Net (purchases) proceeds from sales of equity securities	(1,303)	4,186	(1,016)
Net cash received in acquisition of subsidiary	0	0	1,072
Increase in investment in subsidiaries	(16,000)	(13,000)	(3,500)
Change in other investment securities	(1,525)	(6,144)	(2,310)

Net Cash Used in Investing Activities	(18,490)	(15,384)	(4,305)

Financing Activities
Repayment of subordinated notes	(10,250)	0	0
Cash dividends paid	(194,727)	(193,041)	(181,277)
Acquisition of treasury stock	(1,382)	(79,460)	(11,211)
Proceeds from exercise of stock options	1,750	10,295	5,206

Net Cash Used in Financing Activities	(204,609)	(262,206)	(187,282)

(Decrease) Increase in Cash and Cash Equivalents	(15,155)	(8,656)	103,920
Cash and Cash Equivalents at Beginning of Year	253,411	262,067	158,147

Cash and Cash Equivalents at End of Year	$238,256	$253,411	$262,067